N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Feb. 26, 2026
Amendment Flag	false
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

C000055033 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Core Equity Fund – A Class (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Closed to Contracts issued on or about 5/3/2010) (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Century Investments® Disciplined Core Equity Fund – A Class (Closed to Contracts issued on or about 5/3/2010) (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)	0.90%	24.42%	11.33%	10.06%
	Adviser: American Century Investment Management Inc.
	Subadviser: N/A

C000078455 [Member] | C000016467 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]
American Century Investments® Disciplined Core Equity Fund – A Class (Closed to Contracts issued on or about 5/3/2010) (Effective 3/10/2026, American Century Equity Growth Fund is renamed American Century Investments® Disciplined Core Equity Fund)

Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.06%